Earnout Liability (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) percent	Dec. 31, 2024 percent
Earnout Liability [Line Items]
Earn out payments (in Dollars) | $	$ 7,200
Earn out payments on development (in Dollars) | $	1,500
Revenues earnout paid (in Dollars) | $	$ 1,962
Measurement Input, Discount Rate [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input | percent	13.22
Measurement Input, Discount Rate [Member] | Minimum [Member] | Monte-Carlo simulation [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input | percent		20.7
Measurement Input, Discount Rate [Member] | Maximum [Member] | Monte-Carlo simulation [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input | percent		22.8
Measurement Input, Expected Term [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input	0.5
Measurement Input, Expected Term [Member] | Minimum [Member] | Monte-Carlo simulation [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input		1
Measurement Input, Expected Term [Member] | Maximum [Member] | Monte-Carlo simulation [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input		1.5
Expected volatility [Member] | Monte-Carlo simulation [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input		48.09
Risk-free Interest Rate [Member] | Monte-Carlo simulation [Member]
Earnout Liability [Line Items]
Earnout liability key assumptions input		4.16